Equity (as restated) (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock by Class
The following table shows a rollforward of the common stock outstanding since December 31, 2020:

	Class A common stock	Class B common stock	Class C common stock
December 31, 2020	40,835,093	—	144,235,246
Exercise of warrants	1,793,903	—	—
March 31, 2021	42,628,996	—	144,235,246

The following table shows a rollforward of the common stock outstanding since the Transaction, as defined in Note 3:

	Class A common stock	Class B common stock	Class C common stock
November 17, 2020
Issuance of common stock pursuant to the Transaction	39,914,862	—	144,235,246
Exercise of warrants	920,231	—	—
December 31, 2020	40,835,093	—	144,235,246